LEASES - Components of lease expense (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Lease cost
Operating lease expense	¥ 7,392	¥ 11,506
Short-term lease expense	26	312
Total lease cost	¥ 7,418	¥ 11,818